Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2024
Basis of Presentation
Schedule of impact of adopting ASC 326

	June 30, 2023	July 1, 2023	July 1, 2023
	As Previously		As Reported
	Reported	Impact of	Under
	(Incurred Loss)	ASC 326	ASC 326
Assets:
Loans, net	$197,713,756	$175,000	$197,888,756

Deferred income taxes, net	486,916	(34,923)	451,993

Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)	—	(6,702)	(6,702)

Total equity:	$31,279,518	$133,375	$31,412,893